F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
F4 Interest-bearing liabilities

F4	Interest-bearing liabilities

As of December 31, 2019, the Company’s outstanding interest-bearing liabilities were SEK 37.7 (33.1) billion.

Interest-bearing liabilities
	2019	2018
Borrowings, current
Current part of non-current borrowings	7,946	72
Other borrowings, current	1,493	2,183
Total borrowings, current	9,439	2,255

Borrowings, non-current
Notes and bond loans	21,898	21,875
Other borrowings, non-current	6,359	8,995
Total borrowings, non-current	28,257	30,870
Total interest-bearing liabilities	37,696	33,125

Reconciliation of liabilities arising from ﬁnancing activities
	2019	2018
Opening balance	33,125	33,076
Adjustment due to IFRS 16 1)	10,398	—
Adjusted opening balance	43,523	33,076
Cash ﬂows 2)
Proceeds from issuance of borrowings	4,851	911
Repayment of borrowings	(4,476)	(1,748)
Lease payments	(2,990)	—
Non-cash changes
Effect of foreign exchange movement	1,748	2,813
Revaluation due to changes in credit risk	651	(207)
Other changes in fair value	343	(28)
Acquisition of new lease contracts	2,300	—
Reclassiﬁcation 3)	1,767	(1,692)
Other non-cash movements	(139)	—
Closing balance	47,578	33,125

1)   For more information see note A3, “Changes in accounting policies.”

2)   In addition to the above numbers, SEK –14 (75) million is allocated to the Financing cash flow due to hedging derivatives.

3)   Repayment of borrowings includes repayment of a loan, not classified as borrowings, to a minority shareholder in a subsidiary.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program or under its US Securities and Exchange Commission (SEC) Registered program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in note F1, “Financial risk management.” Total weighted average interest rate cost for the long-term funding during the year was 3.26% (3.01%).

In July 2019, the Company made a drawdown of USD 281 million under the European Investment Bank (EIB) loan facility signed in May 2018. The loan supports research and development activities related to 5G. The loan will mature in July 2024.

Ericsson drew on the credit facility of USD 150 million, from the Nordic Investment Bank (NIB), which was signed in December 2019 to support investments in R&D for 5G technology. Part of the new funds, USD 98 million, replaced an existing credit with NIB that was set to mature in 2021, resulting in a net increase in funding of USD 52 million. The new facility is set to mature in 2025.

Changes in fair value due to changes in credit risk

Borrowings issued by the Parent Company are designated FVTPL because they are managed on a fair value basis. Changes in fair value are recognized in the income statement, except for changes in fair value due to changes in credit risk which are recognized in other comprehensive income. Ericsson’s credit risk is calculated from the market value of the instruments traded on the credit market. For interest bearing securities not traded on the credit market, an average of the five latest pricing updates from the Company’s core banks is used. The pricing updates are based on the credit markets view of Ericsson’s credit and therefore reflects a market price of the credit risk.

Notes, bonds and bilateral loans
Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Book value (SEK million) 2019	Changes in fair value due to changes in credit risk 2019	Cumulative changes in fair value due to changes in credit risk 2019	Book value (SEK million) 2018
Notes and bond loans
2010–2020 1)	170		USD	Dec 23, 2020	1,601	(8)	16	1,545
2012–2022	1,000	4.125%	USD	May 15, 2022	9,695	290	309	8,776
2017–2021	500	0.875%	EUR	Mar 1, 2021	5,267	28	41	5,141
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,512	251	208	5,087
2017–2025 1)	150		USD	Dec 22, 2025	1,424	41	28	1,326
Total notes and bond loans					23,499	602	602	21,875

Bilateral loans
2019–2025 2)	150		USD	Dec 18, 2025	1,371	(26)	(26)	860
2013–2020 3)	684		USD	Nov 6, 2020	6,345	55	(32)	6,030
2017–2023 2)	220		USD	Jun 15, 2023	2,078	36	33	1,959
2019–2024 3)	281		USD	July 31, 2024	2,606	(16)	(16)	—
Total bilateral loans					12,400	49	(41)	8,849

1)   Private Placement, Swedish Export Credit Corporation (SEK).

2)   Nordic Investment Bank (NIB), R&D project financing.

3)   European Investment Bank (EIB), R&D project financing.